Stockholders’ equity - Narrative (Details) - $ / shares	Jul. 27, 2021	Dec. 31, 2021
Equity [Abstract]
Common stock, shares authorized (in shares)		2,000,000,000
Common stock, par value (in usd per share)		$ 0.0001
Number of shares issued after conversion (in shares)	212,000,000
Preferred stock, shares authorized (in shares)		100,000,000
Preferred stock par value (in usd per share)		$ 0.0001
Preferred stock, shares issued (in shares)		0
Preferred stock, shares outstanding (in shares)		0